Operations and Principal Activities - consolidated financial information of the Group's VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	¥ 4,525,852		¥ 2,157,161		$ 656,187
Short-term investments	787,259		2,239,596		114,142
Trade receivables	834,251		831,628		120,955
Amounts due from related parties	24,798		18,196		3,595
Prepayments and other current assets	199,249		272,075		28,889
Non-current assets:
Property and equipment, net	7,290		9,865		1,057
Intangible assets, net	80,237		68,308		11,633
Goodwill	126,344		73,663		18,318
Right-of-use assets	100,119		126,512		14,516
Other non-current assets	22,450		14,132		3,255
Total assets	7,656,239		8,805,165		1,110,051
Current liabilities
Accounts payable and accrued liabilities	916,112		1,026,534		132,824
Salary and welfare payables	283,546		313,676		41,110
Taxes payable	25,975		66,184		3,766
Contract liabilities	355,626		239,757		51,561
Amounts due to related parties	24,861		83,591		3,605
Short-term lease liabilities	53,190		40,525		7,712
Other current liabilities	165,531		127,447		24,000
Non-current liabilities
Long-term lease liabilities	43,367		82,133		6,288
Other non-current liabilities	82,133		73,139		11,908
Total liabilities	1,961,971		2,067,016		$ 284,460
Gross Profit	1,808,052	$ 262,143	1,553,901	¥ 757,797
Operating Expenses	3,411,803	494,665	2,944,610	1,360,678
Other income	5,983	867	(4,391)	11,728
Loss before income tax	(1,564,220)	(226,791)	(1,293,437)	(516,470)
Income tax expense	(14,183)	(2,056)	(5,443)	(1,080)
Net loss	(1,578,403)	(228,847)	(1,298,880)	(517,550)
Net loss attributable to non-controlling interests shareholders	2,754	399
Net cash provided by/(used in) operating activities	(1,114,954)	(161,653)	(440,234)	(244,421)
Purchases of short-term investments	(10,546,256)	(1,529,063)	(6,418,000)	(6,153,104)
Proceeds of maturities of short-term investments	12,046,130	1,746,525	5,234,592	6,594,676
Net cash (used in)/provided by investing activities	3,490,467	506,071	(3,136,503)	430,113
Net increase/(decrease) in cash and cash equivalents	2,368,691	343,428	1,199,341	57,470
Cash and cash equivalents at beginning of the year	2,157,161	312,759	957,820	900,350
Cash and cash equivalents at end of the year	4,525,852	$ 656,187	2,157,161	957,820
VIE
Current assets:
Cash and cash equivalents	250,759		59,313
Short-term investments	38,500		434,505
Trade receivables	121,796		58,282
Amounts due from related parties	22,013		7,971
Amounts due from Group companies	8,671		7,742
Prepayments and other current assets	68,491		50,753
Non-current assets:
Property and equipment, net	813		557
Intangible assets, net	66,124		66,186
Goodwill	103,514		73,663
Right-of-use assets	4,772		5,878
Other non-current assets	8,943		243
Total assets	694,396		765,093
Current liabilities
Accounts payable and accrued liabilities	187,595		120,057
Salary and welfare payables	10,132		2,473
Taxes payable	3,925		2,508
Contract liabilities	269,425		130,420
Amounts due to related parties	16,000		16,303
Amounts due to Group companies	145,247		420,411
Short-term lease liabilities	2,428		1,613
Other current liabilities	22,991		22,537
Non-current liabilities
Long-term lease liabilities	2,525		3,689
Deferred tax liabilities	8,555		14,030
Other non-current liabilities	30,373		8,439
Total liabilities	699,196		742,480
Inter-company revenues	866		196	1,113
Third-party revenues	1,548,003		766,032	368,933
Inter-company cost	(582,440)		(330,486)	(187,993)
Third-party cost	(618,365)		(373,390)	(177,598)
Gross Profit	348,064		62,352	4,455
Operating Expenses	(361,723)		(85,017)	(15,561)
Other income	9,452		4,834	4,572
Loss before income tax	(4,207)		(17,831)	(6,534)
Income tax expense	(6,948)		(3,435)	(1,049)
Net loss	(11,155)		(21,266)	(7,583)
Net loss attributable to non-controlling interests shareholders	128
Net loss attributable to the Company	(11,027)		(21,266)	(7,583)
Purchases of goods and services from Group Companies	(906,100)		(45,579)	(159,651)
Operating activities with external parties	727,853		432,031	225,436
Net cash provided by/(used in) operating activities	(178,247)		386,452	65,785
Purchases of short-term investments	(1,513,535)		(870,000)	(175,000)
Proceeds of maturities of short-term investments	1,924,071		490,000	165,000
Other investing activities with external parties	(40,843)		(33,626)
Net cash (used in)/provided by investing activities	369,693		(413,626)	(10,000)
Net increase/(decrease) in cash and cash equivalents	191,446		(27,174)	55,785
Cash and cash equivalents at beginning of the year	59,313		86,487	30,702
Cash and cash equivalents at end of the year	250,759		59,313	86,487
Registered Capital	22,900		22,800
Unsettled balances of service fess	54,600		345,900
Amount Service fee incurred paid	572,300		330,500	186,100
VIE | WFOE
Non-current liabilities
Cash paid	¥ 896,300		¥ 45,600	¥ 159,700